Impairment Of Long-Lived Assets (Details) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
Impairment Of Long-Lived Assets [Abstract]
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 551,000